Subsequent Events (Details) - USD ($)	4 Months Ended
	Apr. 27, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Cumulative payments		$ 11,500,000
Non-refundable license		137,500
Cumulative amount		3,362,000
Cumulative commercial milestones		$ 8,000,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Sold share (in Shares)	241,983
Aggregate consideration	$ 404,000